Earnings (Loss) Per Share	6 Months Ended
Mar. 31, 2026
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 16 – EARNINGS (LOSS) PER SHARE

Basic and diluted net earnings (loss) per share for each of the periods presented are calculated as follows:

	For the six months ended March 31,
	2025	2026
Numerator
Net income (loss) attributable to ordinary shareholders – basic and diluted	$450,256	$(30,887)

Denominator
Weighted average number of ordinary shares outstanding - basic and diluted	74,895	1,923,591
Earnings (loss) per share attributable to ordinary shareholders - basic and diluted	$6.01	$(0.02)

Basic earnings (loss) per share is computed using the weighted average number of ordinary shares outstandings during the period. Diluted earnings (loss) per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. No securities were anti-dilutive for diluted earnings per share for the periods presented.